Operating Expenses And Administration Fee (Narrative) (Details) - Millburn Multi-Markets Fund L.P. [Member]	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Operating Expenses And Administration Fee [Line Items]
Operating expense fee, percentage per annum	0.50%
Paid expenses incurred in connection with the organization of the Partnership	$ 706,957	$ 657,424
General Partner waived Company-level operating expenses	$ 94,023	42,717
Number of installments, monthly | item	60
Reimbursement installment payment, monthly	$ 3,199
Percentage of month end net asset value, monthly rate	0.00417%
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense		30,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statements of Operations		22,396
Reimbursement payable		0
Partnership [Member]
Operating Expenses And Administration Fee [Line Items]
Paid expenses incurred in connection with the organization of the Partnership	$ 311,120	$ 365,540
General Partner [Member]
Operating Expenses And Administration Fee [Line Items]
Paid expenses incurred in connection with the organization of the Partnership	$ 191,967